INCOME TAXES	12 Months Ended
Jan. 02, 2022
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES:
The income tax provision differs from the amount computed by applying the combined Canadian federal and provincial tax rates to earnings before income taxes. The reasons for the difference and the related tax effects are as follows:

	2021	2020

Earnings (loss) before income taxes	$624,558	$(229,373)
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	165,508	(60,784)

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(157,321)	36,397
Income tax and other adjustments related to prior taxation years	73	(1,417)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(8,593)	(5,150)
Non-recognition of tax benefits related to tax losses and temporary differences	11,035	22,451
Effect of non-deductible expenses and other	6,673	4,412
Total income tax expense (recovery)	$17,375	$(4,091)
Average effective tax rate	2.8%	1.8%

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates.

The details of income tax expense are as follows:

	2021	2020

Current income taxes, includes a recovery of $1,061 (2020 - $1,511) relating to prior taxation years	$18,340	$3,633

Deferred income taxes:
Origination and reversal of temporary differences	(4,541)	(25,119)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(8,593)	(5,150)
Non-recognition of tax benefits related to tax losses and temporary differences	11,035	22,451
Adjustments relating to prior taxation years	1,134	94
	(965)	(7,724)
Total income tax expense (recovery)	$17,375	$(4,091)

In fiscal 2021, the Company re-recognized $8.6 million (2020 - $5.2 million) of previously de-recognized (in fiscal 2017 pursuant to the organizational realignment plan) deferred income tax assets in the U.S. relating to deferred income tax assets that are now more likely than not to be recovered.
19. INCOME TAXES (continued):

Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	January 2, 2022	January 3, 2021

Deferred income tax assets:
Non-capital losses	$102,138	$99,659
Non-deductible reserves and accruals	26,304	28,211
Property, plant and equipment	16,434	15,319
Other items	7,730	7,455
	152,606	150,644
Unrecognized deferred income tax assets	(102,749)	(100,424)
Deferred income tax assets	$49,857	$50,220

Deferred income tax liabilities:
Property, plant and equipment	$(34,668)	$(28,643)
Intangible assets	2,537	(3,888)
Deferred income tax liabilities	$(32,131)	$(32,531)
Deferred income taxes	$17,726	$17,689

The details of changes to deferred income tax assets and liabilities were as follows:

	2021	2020

Balance, beginning of fiscal year, net	$17,689	$9,917

Recognized in the statements of earnings:
Non-capital losses	3,462	155
Non-deductible reserves and accruals	(1,944)	16,044
Property, plant and equipment	(4,909)	4,400
Intangible assets	6,425	5,344
Other	274	(825)
Unrecognized deferred income tax assets	(2,343)	(17,394)
	965	7,724

Business acquisitions	(979)	—
Other	51	48
Balance, end of fiscal year, net	$17,726	$17,689

As at January 2, 2022, the Company has tax credits, capital and non-capital loss carryforwards, and other deductible temporary differences available to reduce future taxable income for tax purposes representing a tax benefit of approximately $102.7 million, for which no deferred tax asset has been recognized (January 3, 2021 - $100.4 million), because the criteria for recognition of the tax asset was not met. The tax credits and capital and non-capital loss carryforwards expire between 2027 and 2041. The recognized deferred tax asset related to loss carryforwards is supported by projections of future profitability of the Company.

The Company has not recognized a deferred income tax liability for the undistributed profits of subsidiaries operating in foreign jurisdictions, as the Company currently has no intention to repatriate these profits. If expectations or intentions change in the future, the Company may be subject to an additional tax liability upon distribution of these earnings in the form of dividends or otherwise. As at January 2, 2022, a deferred income tax liability of approximately $61 million would result from the recognition of the taxable temporary differences of approximately $560 million.